Segment Information - Narrative (Details) $ in Millions	12 Months Ended
	Mar. 31, 2024 USD ($) SEGMENT	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)
Revenues	$ 2,986.4	$ 3,083.8	$ 2,716.3
Percentage of accounts receivable due from one customer		10.50%
Accounts receivable		$ 60.0
Accounts Receivable, Noncurrent	86.8
Accounts Receivable, Current	$ 100.9
Percentage of accounts receivable due from two customer, current	12.50%
Percentage of accounts receivable due from two customer, non current	10.80%
Number of Reportable Segments | SEGMENT	2
Starz Business
Revenues	$ 545.9	775.5	$ 648.2
Amount due from customer	33.4	157.6
Motion Picture And Television Production
Revenue from one individual external customer	$ 411.1	$ 337.1
Maximum
Percentage of total revenue	10.00%
Percentage of accounts receivable due from one customer		10.00%
Percentage of accounts receivable due from two customer	10.00%
Maximum | Motion Picture And Television Production
Percentage of revenue from one individual external customer	10.00%	10.00%